SHAREHOLDERS EQUITY: - Dividends (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
SHAREHOLDERS' EQUITY:
Dividends declared	$ 100,000	$ 99,449 [1]
Dividends paid	$ 100,000	$ 100,000

[1]	Retrospectively adjusted for the Recapitalization as described in Note 2.